FINANCIAL INSTRUMENTS (Schedule of Linkage Terms of Financial Liabilities by Groups of Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Bank loans and capital leases measured at amortized cost | NIS [Member]
In NIS:
Linkage terms of financial liabilities by groups of financial instruments pursuant to IAS 39	$ 1,984	$ 1,776